Related Party Transactions (Narriative) (Details) - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018
Technical Services Agreement [Member]
Disclosure of transactions between related parties [line items]
Services received		$ 70